Other Financial Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other financial assets and liabilities
Schedule of other financial assets and liabilities

	Current		Non-Current
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Other financial assets
Financial investments	18	18	—	—
Loans	—	—	151	180
Derivative financial instruments (note 24)	106	274	453	446
Related parties (note 30)	1,898	—	2,628	—

	2,022	292	3,232	626

Other financial liabilities
Derivative financial instruments (note 24)	104	414	686	1,225
Related parties (note 30)	270	353	975	87
Participative stockholders’ debentures	—	—	1,233	775

	374	767	2,894	2,087